SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Working Capital Deficit	$ 192,072
Net income	13,454	$ 13,346	$ 1,058
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	59,602	65,529	40,445	$ 39,802
Net cash provided by / (used in) operating activities	(1,771)	$ 29,314	$ 1,882
Current liabilities	$ 26,026